Basis of Presentation and Recently Issued Accounting Pronouncements (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation	Principles of ConsolidationThe unaudited condensed consolidated financial statements of Hertz Global include the accounts of Hertz Global, its wholly owned and majority owned U.S. and international subsidiaries and its VIEs, as applicable. The unaudited condensed consolidated financial statements of Hertz include the accounts of Hertz, its wholly owned and majority owned U.S. and international subsidiaries and its VIEs, as applicable. The Company consolidates a VIE when it is deemed the primary beneficiary of the VIE. The Company accounts for its investment in joint ventures using the equity method when it has significant influence but not control and is not the primary beneficiary of the joint venture. All significant intercompany transactions have been eliminated in consolidation.	Principles of ConsolidationThe consolidated financial statements of Hertz Global include the accounts of Hertz Global, its wholly owned and majority owned U.S. and international subsidiaries, and its VIEs, as applicable. The consolidated financial statements of Hertz include the accounts of Hertz, its wholly owned and majority owned U.S. and international subsidiaries, and its VIEs, as applicable. The Company consolidates a VIE when it is deemed the primary beneficiary. The Company accounts for its investment in joint ventures using the equity method when it has significant influence but not control and is not the primary beneficiary. All significant intercompany transactions have been eliminated in consolidation.
Recently issued accounting pronouncements
Recently Issued Accounting Pronouncements

Not Yet Adopted

Scope of Reference Rate Reform

In January 2021, the Financial Accounting Standards Board ("FASB") issued guidance that clarifies that entities with derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment due to reference rate reform may elect to apply certain optional expedients and exceptions, including contract modification relief, provided in Topic 848. Entities may elect to apply the guidance on contract modifications either (1) retrospectively as of any date from the beginning of any interim period that includes March 12, 2020 or (2) prospectively to new modifications from any date in an interim period that includes or is after January 7, 2021, up to the date that financial statements are available to be issued. The Company is in the process of assessing the available expedients and exceptions and, if applicable, the method and timing of adoption.

Recently Issued Accounting Pronouncements

Adopted

Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB issued guidance that sets forth a current expected credit loss impairment model for financial assets, which replaces the current incurred loss model, and issued amendments and updates to the new standard in 2018 and 2019. This model requires a financial asset (or group of financial assets), including trade receivables, measured at amortized cost to be presented at the net amount expected to be collected with an allowance for credit losses deducted from the amortized cost basis. The allowance for credit losses should reflect management’s current estimate of credit losses that are expected to occur over the remaining life of a financial asset. The Company adopted this guidance when effective, on January 1, 2020, using a modified retrospective transition method. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement

In August 2018, the FASB issued guidance on a customer's accounting for implementation fees paid in a cloud computing service contract arrangement that addresses which implementation costs to capitalize as an asset and which costs to expense. Capitalized implementation fees are to be expensed over the term of the cloud computing arrangement, and the expense is required to be recognized in the same line item in the income statement as the associated hosting service expenses. The entity is also required to present the capitalized implementation fees on the balance sheet in the same line item as the prepayment for hosting service fees associated with the cloud computing arrangement. The Company adopted this guidance when effective, on January 1, 2020, using a prospective transition method. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

The Company has hosting arrangements in connection with its Enterprise Resource Planning systems. Prior to the adoption of this guidance, the Company capitalized certain implementation costs for its hosting arrangements in intangible assets, net, in the accompanying consolidated balance sheet as of December 31, 2019. Subsequent to the adoption of this guidance on January 1, 2020, the Company records implementation fees incurred in connection with its hosting arrangements in prepaid expenses and other assets in the accompanying consolidated balance sheet as of December 31, 2020.

Simplifying the Accounting for Income Taxes

In December 2019, the FASB issued guidance that simplifies the accounting for income taxes by removing certain exceptions in existing guidance and improves consistency in application by clarifying and amending existing guidance. This guidance is effective for annual periods beginning after December 15, 2020, and interim periods within those annual periods. On July 1, 2020, the Company adopted this guidance early, as permitted, on a prospective basis, where adjustments as of January 1, 2020 were not material; therefore, adoption of this guidance had no material impact on the Company's financial position, results of operations or cash flows.

Facilitation of the Effects of Reference Rate Reform

In March 2020, the FASB issued guidance that provides optional expedients and exceptions for contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform initiatives. This guidance is effective beginning March 12, 2020 through December 31, 2022 where the transition method varies depending upon the specific expedient or exception. On December 31, 2020, the Company early adopted on a prospective basis, as permitted, the optional practical expedient for contract modification for all debt and lease agreements under Topics 470 and 842. The Company continues to work with its lenders in identifying reference rate transition options and expected timing for new rates to be implemented into existing agreements. At the time of this filing, the adoption of this guidance had no material impact on the Company's financial position, results of operations or cash flows.